SHARE-BASED COMPENSATION - Disclosure of restricted share units and performance share units (Details) - Restricted and Performance share units [Member]	12 Months Ended
	Dec. 31, 2021 CAD ($) Share	Dec. 31, 2020 CAD ($) Share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share units, beginning of year | Share	570,126	496,942
Weighted average exercise price of share units, beginning of year | $	$ 15.06	$ 14.63
Number of units granted during the year | Share	287,431	522,231
Weighted average exercise price share units granted | $	$ 17.67	$ 15.36
Number of units vested during the year | Share	(301,137)	(400,490)
Weighted average exercise price of share units vested | $	$ 14.26	$ 14.99
Number of units forfeited during the year | Share	(30,229)	(48,557)
Weighted average exercise price of share units forfeited | $	$ 14.85	$ 14.53
Number of share units, end of year | Share	526,191	570,126
Weighted average exercise price of share units, end of year | $	$ 16.95	$ 15.06